Stock Option Plans and Warrants to Purchase Common Stock - Schedule of activity under the 2005 plan and the 2015 plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Activity under the 2005 Plan and the 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	56,609	11,946
Weighted Average Options Exercise Price outstanding beginning balance	$ 90.58	$ 435.32
Number of options issued	173,740	45,715
Weighted average price per share (in Dollars per share)	$ 3.35	$ 10.45
Options Forfeited	(430)	(1,052)
Weighted Average Options Exercise Price Forfeited	$ 1,549.28	$ 533.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	229,919	56,609
Weighted Average Options Exercise Price outstanding ending balance	$ 21.94	$ 90.58